Other financial assets and liabilities (Details 1) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Liabilities	$ 2,631	$ 2,354
Revision to estimates and new provisions		45
Monetary and present value adjustments		104
Disbursements		(186)
Translation adjustment		314
Current liabilities	539	467
Non-current liabilities	2,092	1,887
Payment Obligation [Member]
IfrsStatementLineItems [Line Items]
Liabilities	$ 1,310	1,118
Revision to estimates and new provisions		16
Monetary and present value adjustments		51
Disbursements		(27)
Translation adjustment		$ 152
Remaining term of obligations	32 years
Payment Obligation [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Discount rate in nominal terms	6.94%	7.32%
Payment Obligation [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Discount rate in nominal terms	11.04%	11.04%
Infrastructure Investment [Member]
IfrsStatementLineItems [Line Items]
Liabilities	$ 1,321	$ 1,236
Revision to estimates and new provisions		29
Monetary and present value adjustments		53
Disbursements		(159)
Translation adjustment		$ 162
Remaining term of obligations	8 years
Infrastructure Investment [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Discount rate in nominal terms	6.82%	7.43%
Infrastructure Investment [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Discount rate in nominal terms	8.13%	8.12%